ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and welfare payables	122,489	166,923
Payables for purchase of property and equipment	114,446	102,181
Accrued expenses	12,798	41,558
Current portion of operating lease liabilities	—	34,975
VAT and other tax payables	115,540	5,903
Advances from employee	5,581	4,962
Total	370,854	356,502